CONTRACTS IN PROGRESS	12 Months Ended
Dec. 31, 2022
Construction Contracts [Abstract]
CONTRACTS IN PROGRESS	CONTRACTS IN PROGRESS

(US$ MILLIONS)	2022	2021	2020
Contract costs incurred to date	$21,066	$21,381	$26,411
Profit recognized to date (less recognized losses)	2,055	1,783	1,476
	23,121	23,164	27,887
Less: progress billings	(23,876)	(24,084)	(28,913)
Contract work in progress (liability)	$(755)	$(920)	$(1,026)
Comprising:
Amounts due from customers — work in progress (1)	$469	$478	$536
Amounts due to customers — creditors (2)	(1,224)	(1,398)	(1,562)
Net work in progress	$(755)	$(920)	$(1,026)
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(1)The change in the balance from December 31, 2021 was due to billed amounts of $3,166 million, additions to work in progress of $3,149 million, and an increase of $8 million from other changes.
(2)The change in the balance from December 31, 2021 was due to recognized revenue of $1,394 million, additions to work in progress of $1,278 million, and a decrease of $58 million from other changes.